FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 2,894	£ 3,251
Commitments	133,553	135,098
Total contingents and commitments	136,447	138,349
Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	133,364	134,367
Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	189	731
Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	406	514
Commitments	68,638	67,483
Total contingents and commitments	69,044	67,997
Not later than one month [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	68,638	67,055
Not later than one month [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments		428
Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	433	567
Commitments	2,683	2,947
Total contingents and commitments	3,116	3,514
Later than one month and not later than three months [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2,682	2,947
Later than one month and not later than three months [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	1
Later than three months and not later than six months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	391	237
Commitments	15,313	4,474
Total contingents and commitments	15,704	4,711
Later than three months and not later than six months [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	15,297	4,474
Later than three months and not later than six months [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	16
Later than nine months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	228	150
Commitments	7,367	16,215
Total contingents and commitments	7,595	16,365
Later than nine months and not later than twelve months [Member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	7,367	16,123
Later than nine months and not later than twelve months [Member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments		92
Later than six months and not later than nine months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	177	236
Commitments	4,642	6,057
Total contingents and commitments	4,819	6,293
Later than six months and not later than nine months [Member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	4,637	6,055
Later than six months and not later than nine months [Member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	5	2
Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	475	665
Commitments	17,437	17,757
Total contingents and commitments	17,912	18,422
Later than one year and not later than three years [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	17,365	17,737
Later than one year and not later than three years [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	72	20
Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	101	133
Commitments	14,157	15,387
Total contingents and commitments	14,258	15,520
Later than three years and not later than five years [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	14,114	15,374
Later than three years and not later than five years [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	43	13
Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	683	749
Commitments	3,316	4,778
Total contingents and commitments	3,999	5,527
Later than five years [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	3,264	4,602
Later than five years [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	52	176
Acceptances and endorsements [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	74	194
Acceptances and endorsements [Member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	25	64
Acceptances and endorsements [Member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	24	83
Acceptances and endorsements [Member] | Later than three months and not later than six months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	4	34
Acceptances and endorsements [Member] | Later than nine months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	21
Acceptances and endorsements [Member] | Later than six months and not later than nine months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities		13
Other contingent liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	2,820	3,057
Other contingent liabilities [member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	381	450
Other contingent liabilities [member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	409	484
Other contingent liabilities [member] | Later than three months and not later than six months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	387	203
Other contingent liabilities [member] | Later than nine months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	207	150
Other contingent liabilities [member] | Later than six months and not later than nine months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	177	223
Other contingent liabilities [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	475	665
Other contingent liabilities [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	101	133
Other contingent liabilities [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 683	£ 749